UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                    (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006






TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The Gabelli Blue Chip Value Fund (the "Fund") declined 0.1%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Large-Cap Value Fund Average were down 1.4% and 0.0%, respectively. For the six-month period ended June 30, 2006, the Fund was up 5.3% versus a gain of 2.7% for the S&P 500 Index and a rise of 4.5% for the Lipper Large-Cap Value Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.



COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                           ------------------------------------------------
                                                                                                               Since
                                                                   Year to                                   Inception
                                                        Quarter     Date      1 Year      3 Year    5 Year   (8/26/99)
                                                        -------     ----      ------      ------    ------   ---------
  GABELLI BLUE CHIP VALUE FUND CLASS AAA .............  (0.08)%     5.32%     10.86%      14.09%     1.62%    5.41%

  S&P 500 Index ......................................  (1.44)      2.71       8.62       11.21      2.49     0.56
  Lipper Large-Cap Value Average .....................  (0.04)      4.53      10.30       12.79      4.15     3.85

  Class A ............................................   0.00       5.38      11.01       14.23      1.69     5.46
                                                        (5.75)(b)  (0.68)(b)   4.63(b)    11.99(b)   0.50(b)  4.56(b)
  Class B ............................................  (0.30)      4.97      10.09       13.47      1.29     5.16
                                                        (5.29)(c)  (0.03)(c)   5.09(c)    12.69(c)   0.91(c)  4.94(c)
  Class C ............................................  (0.30)      4.89      10.10       13.44      1.27     5.15
                                                        (1.30)(c)   3.89(c)    9.10(c)    13.44(c)   1.27(c)  5.15(c)
  Class I ............................................  (0.15)      5.38      11.19       14.31      1.74     5.50

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
    PERFORMANCE RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE-CAP VALUE AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                   Beginning        Ending    Annualized  Expenses
                 Account Value  Account Value  Expense   Paid During
                   01/01/06        06/30/06     Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,053.20     1.86%      $ 9.47
Class A            $1,000.00      $1,053.80     1.86%      $ 9.47
Class B            $1,000.00      $1,049.70     2.61%      $13.26
Class C            $1,000.00      $1,048.90     2.61%      $13.26
Class I            $1,000.00      $1,053.80     1.61%      $ 8.20

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,015.57     1.86%      $ 9.30
Class A            $1,000.00      $1,015.57     1.86%      $ 9.30
Class B            $1,000.00      $1,011.85     2.61%      $13.02
Class C            $1,000.00      $1,011.85     2.61%      $13.02
Class I            $1,000.00      $1,016.81     1.61%      $ 8.05

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:


GABELLI BLUE CHIP VALUE FUND

Financial Services ................................  19.8%
Energy and Utilities ..............................  18.8%
Entertainment .....................................   7.8%
Health Care .......................................   7.5%
Diversified Industrial ............................   6.5%
Food and Beverage .................................   5.3%
Retail ............................................   5.2%
Telecommunications ................................   4.3%
Electronics .......................................   4.2%
Insurance .........................................   4.0%
Specialty Chemicals ...............................   4.0%
Energy and Utilities: Electric ....................   2.6%
Metals and Mining .................................   2.3%
Paper and Forest Products .........................   2.2%
Transportation ....................................   2.2%
Computer Software and Services ....................   2.1%
Consumer Products .................................   1.8%
Other Assets and Liabilities (Net) ................  (0.6)%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                               COST            VALUE
  ------                                               ----            -----
                 COMMON STOCKS -- 100.6%
                 COMPUTER SOFTWARE AND SERVICES -- 2.1%
  32,000         Microsoft Corp. .............      $   831,062     $   745,600
                                                    -----------     -----------
                 CONSUMER PRODUCTS -- 1.8%
  11,400         Harley-Davidson Inc. ........          553,833         625,746
                                                    -----------     -----------
                 DIVERSIFIED INDUSTRIAL -- 6.5%
  33,000         General Electric Co. ........         1,081,787       1,087,680
  16,000         Honeywell International Inc.           449,255         644,800
  12,600         Ingersoll-Rand Co. Ltd., Cl. A         379,634         539,028
                                                    -----------     -----------
                                                      1,910,676       2,271,508
                                                    -----------     -----------
                 ELECTRONICS -- 4.2%
  37,500         Applied Materials Inc. ......          596,950         610,500
  28,300         Texas Instruments Inc. ......          586,771         857,207
                                                    -----------     -----------
                                                      1,183,721       1,467,707
                                                    -----------     -----------
                 ENERGY AND UTILITIES -- 18.8%
  12,500         Chesapeake Energy Corp. .....          359,843         378,125
   9,000         Chevron Corp. ...............          517,805         558,540
  12,550         ConocoPhillips ..............          339,355         822,402
  43,800         El Paso Corp. ...............          311,055         657,000
  12,000         Exxon Mobil Corp. ...........          476,760         736,200
   7,000         GlobalSantaFe Corp. .........          279,850         404,250
  12,000         Halliburton Co. .............          401,775         890,520
   6,000         Marathon Oil Corp. ..........          214,833         499,800
   6,400         Noble Corp. .................          289,531         476,288
  14,000         Valero Energy Corp. .........          743,047         931,280
   5,000         Weatherford International Ltd.+        248,500         248,100
                                                    -----------     -----------
                                                      4,182,354       6,602,505
                                                    -----------     -----------
                 ENERGY AND UTILITIES: ELECTRIC -- 2.6%
  50,100         AES Corp.+ ..................          316,416         924,345
                                                    -----------     -----------
                 ENTERTAINMENT -- 7.8%
  41,000         News Corp., Cl. B ...........          725,227         827,380
  12,000         The Walt Disney Co. .........          265,583         360,000
  45,400         Time Warner Inc. ............          718,299         785,420
  23,500         Univision Communications Inc.,
                   Cl. A+ ....................          625,093         787,250
                                                    -----------     -----------
                                                      2,334,202       2,760,050
                                                    -----------     -----------
                 FINANCIAL SERVICES -- 19.8%
  12,000         AllianceBernstein Holding LP           794,881         733,680
   6,200         American Express Co. ........          242,231         329,964
  19,000         Bank of America Corp. .......          798,155         913,900
   2,000         Capital One Financial Corp.            162,385         170,900
  18,000         Citigroup Inc. ..............          838,925         868,320
  10,000         Commerce Bancorp Inc. .......          329,564         356,700
  16,000         H&R Block Inc. ..............          350,812         381,760
  20,600         JPMorgan Chase & Co. ........          717,281         865,200
   3,000         MBIA Inc. ...................          182,137         175,650
  10,000         Merrill Lynch & Co. Inc. ....          517,087         695,600
   3,900         State Street Corp. ..........          183,191         226,551
   9,000         Wells Fargo & Co. ...........          559,848         603,720
   8,500         Zions Bancorporation ........          625,021         662,490
                                                    -----------     -----------
                                                      6,301,518       6,984,435
                                                    -----------     -----------

                                                                      MARKET
  SHARES                                               COST            VALUE
  ------                                               ----            -----
                 FOOD AND BEVERAGE -- 5.3%
   5,000         Coca-Cola Co. ...............      $   200,250     $   215,100
   8,000         ConAgra Foods Inc. ..........          158,960         176,880
  15,000         Groupe Danone, ADR ..........          361,518         400,050
   9,000         H.J. Heinz Co. ..............          331,950         370,980
   6,000         The Hershey Co. .............          322,350         330,420
   8,000         Wm. Wrigley Jr. Co. .........          377,658         362,880
                                                    -----------     -----------
                                                      1,752,686       1,856,310
                                                    -----------     -----------
                 HEALTH CARE -- 7.5%
  33,100         Pfizer Inc. .................          968,592         776,857
  19,700         Sanofi-Aventis, ADR .........          828,828         959,390
  20,600         Wyeth .......................          917,476         914,846
                                                    -----------     -----------
                                                      2,714,896       2,651,093
                                                    -----------     -----------
                 INSURANCE -- 4.0%
  14,000         American International Group Inc.      777,289         826,700
   3,000         Hartford Financial Services
                   Group Inc. ................          165,309         253,800
   7,561         St. Paul Travelers
                   Companies Inc. ............          267,723         337,069
                                                    -----------     -----------
                                                      1,210,321       1,417,569
                                                    -----------     -----------
                 METALS AND MINING -- 2.3%
  24,900         Alcoa Inc. ..................          683,129         805,764
                                                    -----------     -----------
                 PAPER AND FOREST PRODUCTS -- 2.2%
  24,000         International Paper Co. .....          792,086         775,200
                                                    -----------     -----------
                 RETAIL -- 5.2%
  17,800         Federated Department Stores Inc.       638,941         651,480
  22,000         The Home Depot Inc. .........          873,578         787,380
  12,400         Tiffany & Co. ...............          379,816         409,448
                                                    -----------     -----------
                                                      1,892,335       1,848,308
                                                    -----------     -----------
                 SPECIALTY CHEMICALS -- 4.0%
  10,400         Dow Chemical Co. ............          425,752         405,912
  24,000         E.I. du Pont de Nemours & Co.        1,103,450         998,400
                                                    -----------     -----------
                                                      1,529,202       1,404,312
                                                    -----------     -----------
                 TELECOMMUNICATIONS -- 4.3%
  20,100         AT&T Inc. ...................          503,675         560,589
  28,200         Verizon Communications Inc.            937,667         944,418
                                                    -----------     -----------
                                                      1,441,342       1,505,007
                                                    -----------     -----------
                 TRANSPORTATION -- 2.2%
  30,000         AMR Corp.+ ..................          776,580         762,600
                                                    -----------     -----------
                 TOTAL COMMON STOCKS .........       30,406,359      35,408,059
                                                    -----------     -----------
                 TOTAL INVESTMENTS -- 100.6% .      $30,406,359      35,408,059
                                                    ===========
                 OTHER ASSETS AND LIABILITIES (NET) -- (0.6)% .        (208,162)
                                                                    -----------
                 NET ASSETS -- 100.0% .........................     $35,199,897
                                                                    ===========
----------------
 +   Non-income producing security.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $30,406,359) .....    $35,408,059
  Dividends receivable .........................         46,218
  Receivable for Fund shares sold ..............          4,158
  Other assets .................................          1,896
                                                    -----------
  TOTAL ASSETS .................................     35,460,331
                                                    -----------
LIABILITIES:
  Payable for Fund shares redeemed .............          2,834
  Payable for investment advisory fees .........         30,847
  Payable for distribution fees ................          7,723
  Payable to custodian .........................        146,668
  Payable for Trustees' fees ...................             53
  Other accrued expenses .......................         72,309
                                                    -----------
  TOTAL LIABILITIES ............................        260,434
                                                    -----------
  NET ASSETS applicable to 2,651,932
    shares outstanding .........................    $35,199,897
                                                    ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    each class at $0.001 par value .............    $     2,652
  Additional paid-in capital ...................     35,587,753
  Accumulated net investment income ............         39,195
  Accumulated net realized loss on investments       (5,431,403)
  Net unrealized appreciation on investments ...      5,001,700
                                                    -----------
  NET ASSETS ...................................    $35,199,897
                                                    ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($35,110,246 / 2,645,173 shares
    outstanding; unlimited number of shares
    authorized) ................................         $13.27
                                                         ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($71,345 / 5,362 shares outstanding;
    unlimited number of shares authorized) .....         $13.31
                                                         ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) .....................         $14.12
                                                         ======
  CLASS B:
  Net Asset Value and offering price per share
    ($8,662 / 661.55 shares outstanding; unlimited
    number of shares authorized) ...............         $13.09(a)
                                                         ======
  CLASS C:
  Net Asset Value and offering price per share
    ($8,428 / 644.19 shares outstanding;
    unlimited number of shares authorized) .....         $13.08(a)
                                                         ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,216 / 91.33 shares outstanding;
    unlimited number of shares authorized) .....         $13.31
                                                         ======
-----------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $3,668) ...     $  378,245
  Interest .....................................          5,234
                                                     ----------
  TOTAL INVESTMENT INCOME ......................        383,479
                                                     ----------
EXPENSES:
  Investment advisory fees .....................        185,464
  Distribution fees - Class AAA ................         46,279
  Distribution fees - Class A ..................             69
  Distribution fees - Class B ..................             30
  Distribution fees - Class C ..................             37
  Shareholder communications expenses ..........         28,597
  Shareholder services fees ....................         26,168
  Registration expenses ........................         18,316
  Legal and audit fees .........................         15,499
  Trustees' fees ...............................         11,553
  Custodian fees ...............................          4,210
  Interest expense .............................          1,766
  Miscellaneous expenses .......................          6,296
                                                     ----------
  TOTAL EXPENSES ...............................        344,284
                                                     ----------
  NET INVESTMENT INCOME ........................         39,195
                                                     ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain on investments .............      2,578,215
  Net change in unrealized appreciation/
    depreciation on investments ................       (672,585)
                                                     ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ......................      1,905,630
                                                     ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................     $1,944,825
                                                     ==========



                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2006        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2005
                                                                                ----------------    -----------------
OPERATIONS:
  Net investment income (loss) ................................................   $    39,195         $   (28,522)
  Net realized gain on investments ............................................     2,578,215           3,374,488
  Net change in unrealized appreciation/depreciation on investments ...........      (672,585)           (945,908)
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     1,944,825           2,400,058
                                                                                  -----------         -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA .................................................................    (3,495,082)         (4,185,294)
    Class A ...................................................................        27,527              40,244
    Class B ...................................................................         7,304                  --
    Class C ...................................................................         2,000               4,678
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS FROM SHARES OF
    BENEFICIAL INTEREST TRANSACTIONS ..........................................    (3,458,251)         (4,140,372)
                                                                                  -----------         -----------
  REDEMPTION FEES .............................................................            31               1,630
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS ..................................................    (1,513,395)         (1,738,684)
NET ASSETS:
  Beginning of period .........................................................    36,713,292          38,451,976
                                                                                  -----------         -----------
  End of period (including undistributed net investment income of
    $39,195 and $0, respectively) .............................................   $35,199,897         $36,713,292
                                                                                  ===========         ===========



                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss for $28,522, with an offsetting adjustment to additional paid-in capital.

No distributions were paid during the year ended December 31, 2005.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Accumulated capital loss carryforward .........  $(7,474,410)
   Net unrealized appreciation on investments ....    5,139,077
                                                    -----------
   Total .........................................  $(2,335,333)
                                                    ===========

At December 31, 2005, the Fund had net capital loss carryforwards for Federal income tax purposes of $7,474,410, which are available to reduce future required distributions of net capital gains to shareholders through 2010. For the year ended December 31, 2005, the Fund utilized capital loss carryforwards of $2,828,559.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                  GROSS              GROSS          NET UNREALIZED
                                                UNREALIZED         UNREALIZED        APPRECIATION/
                                   COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                   ----        ------------       ------------      --------------
   Investments ..............  $30,863,424      $5,606,347        $(1,061,712)        $4,544,635

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A,
Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. There have been no expense reimbursements by the Adviser in fiscal years 2004, 2005, or for the six months ended June 30, 2006.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $8,538,053 and $11,608,950, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $18,275 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended June 30, 2006.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $31 and $1,630, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS ENDED
                                      JUNE 30, 2006                      YEAR ENDED
                                       (UNAUDITED)                    DECEMBER 31, 2005
                                -------------------------        -------------------------
                                 SHARES          AMOUNT           SHARES           AMOUNT
                                -------       -----------        --------      -----------
                                        CLASS AAA                        CLASS AAA
                                -------------------------        -------------------------
Shares sold ..................  160,918       $ 2,119,230         416,116      $ 5,039,417
Shares redeemed .............. (424,903)       (5,614,312)       (762,810)      (9,224,711)
                                -------       -----------        --------      -----------
  Net decrease ............... (263,985)      $(3,495,082)       (346,694)     $(4,185,294)
                                =======       ===========        ========      ===========
                                         CLASS A                          CLASS A
                                -------------------------        -------------------------
Shares sold ..................    2,021       $    27,527           3,246      $    40,244
                                -------       -----------        --------      -----------
  Net increase ...............    2,021       $    27,527           3,246      $    40,244
                                =======       ===========        ========      ===========
                                         CLASS B                          CLASS B
                                -------------------------        -------------------------
Shares sold ..................      567       $     7,304              --               --
                                -------       -----------        --------      -----------
  Net increase ...............      567       $     7,304              --               --
                                =======       ===========        ========      ===========
                                         CLASS C                          CLASS C
                                -------------------------        -------------------------
Shares sold ..................      151       $     2,000             398      $     4,678
                                -------       -----------        --------      -----------
  Net increase ...............      151       $     2,000             398      $     4,678
                                =======       ===========        ========      ===========

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         ---------------------------------------------  ----------------------------------------
                                                  Net
              Net Asset        Net           Realized and      Total                      Net
   Period       Value,      Investment        Unrealized       from          Net       Realized
    Ended     Beginning      Income          Gain (Loss)     Investment  Investment     Gain on        Total
 December 31  of Period     (Loss)(a)       on Investments   Operations    Income     Investments  Distributions
 ----------- ----------  ----------------   --------------   ----------  ----------   -----------  -------------
CLASS AAA
  2006(c)      $12.60       $ 0.01            $ 0.66          $ 0.67          --           --             --
  2005          11.81        (0.01)             0.80            0.79          --           --             --
  2004          10.54         0.03              1.27            1.30      $(0.03)          --         $(0.03)
  2003           7.32        (0.01)             3.23            3.22          --           --             --
  2002          10.71        (0.03)            (3.36)          (3.39)         --           --             --
  2001          12.17        (0.05)            (1.38)          (1.43)         --       $(0.03)         (0.03)
CLASS A (G)
  2006(c)      $12.63       $ 0.02            $ 0.66          $ 0.68          --           --             --
  2005          11.82        (0.01)             0.82            0.81          --           --             --
  2004          10.54         0.04              1.28            1.32      $(0.04)          --         $(0.04)
CLASS B (G)
  2006(c)      $12.47       $(0.04)           $ 0.66          $ 0.62          --           --             --
  2005          11.76        (0.09)             0.80            0.71          --           --             --
  2004          10.54        (0.04)             1.26            1.22          --           --             --
CLASS C (G)
  2006(c)      $12.47       $(0.03)           $ 0.64          $ 0.61          --           --             --
  2005          11.76        (0.09)             0.80            0.71          --           --             --
  2004          10.54        (0.08)             1.30            1.22          --           --             --
CLASS I
  2006(c)      $12.63       $ 0.03            $ 0.65          $ 0.68          --           --             --
  2005          11.79         0.03              0.81            0.84          --           --             --
  2004(h)       11.01         0.05              0.80            0.85      $(0.07)          --         $(0.07)

                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ------------------------------------------------------------

                          Net Asset             Net Assets       Net
   Period                   Value,                End of     Investment                Portfolio
    Ended     Redemption    End of     Total      Period       Income      Operating    Turnover
 December 31    Fees(a)    Period     Return+   (in 000's)     (Loss)     Expenses(b)     Rate
 -----------  -----------  --------   -------   ----------   ----------   -----------   ---------
 CLASS AAA
   2006(c)    $0.00(d)     $13.27       5.3%     $35,110        0.21%(e)     1.86%(e)       23%
   2005        0.00(d)      12.60       6.7       36,663       (0.08)        1.89           37
   2004        0.00(d)      11.81      12.4       38,448        0.25         1.89           26
   2003          --         10.54      44.0       48,503       (0.12)        1.86          140
   2002          --          7.32     (31.7)      23,912       (0.40)        1.94           94
   2001          --         10.71     (11.8)      42,403       (0.36)(f)     1.75(f)        92
 CLASS A (G)
   2006(c)    $0.00(d)     $13.31       5.4%     $    71        0.29%(e)     1.86%(e)       23%
   2005        0.00(d)      12.63       6.9           42       (0.07)        1.89           37
   2004        0.00(d)      11.82      12.5            1        0.38         1.89           26
 CLASS B (G)
   2006(c)    $0.00(d)     $13.09       5.0%     $     9       (0.58)%(e)    2.61%(e)       23%
   2005        0.00(d)      12.47       6.0            1       (0.71)        2.64           37
   2004        0.00(d)      11.76      11.6            1       (0.38)        2.64           26
 CLASS C (G)
   2006(c)    $0.00(d)     $13.08       4.9%     $     9       (0.53)%(e)    2.61%(e)       23%
   2005        0.00(d)      12.47       6.0            6       (0.72)        2.64           37
   2004        0.00(d)      11.76      11.6            1       (0.71)        2.64           26
 CLASS I
   2006(c)    $0.00(d)     $13.31       5.4%     $     1        0.45%(e)     1.61%(e)       23%
   2005        0.00(d)      12.63       7.1            1        0.28         1.64           37
   2004(h)     0.00(d)      11.79       7.7            1        0.81(e)      1.59(e)        26

-------------
 + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended June 30, 2006 and the year ended December 31, 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.85%, 1.87% (Class AAA and Class A), 2.60%, 2.62% (Class B and Class
    C), 1.60% and 1.62% (Class I), respectively. Interest expense in 2005 was immaterial.
(c) For the period ended June 30, 2006,  unaudited.
(d) Amount  represents less than $0.005 per share.
(e) Annualized.
(f) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previous reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68% and the net investment income ratio would have been (0.30)%.
(g) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(h) From the commencement of offering Class I Shares on June 30, 2004.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 16, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The independent board members noted that the Fund's performance was within or near the top third of its peer groups in short, medium, and longer-term performance.

PROFITABILITY. The independent board members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The independent board members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of research benefits through the Fund's portfolio brokerage with non-affiliated brokers.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap value funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were above average and the Fund's size was below average within these groups. The independent board members also noted that the advisory fee waiver structure was the same as that in effect for most of the Gabelli funds under $50 million. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The independent board members also concluded that the Fund's expense ratios and profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.



                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                  Mary E. Hauck
CHAIRMAN AND CHIEF                     FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                      GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                  MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                 Bruce N. Alpert
PORTFOLIO MANAGER                      PRESIDENT

James E. McKee                         Agnes Mullady
SECRETARY                              TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q206SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH







                                                 THE
                                                 GABELLI
                                                 BLUE CHIP
                                                 VALUE
                                                 FUND










                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.